August 8, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Liberty All-Star Equity Fund
File No. 811-04809
Liberty All-Star Growth Fund, Inc.
File No. 811-04537
Preliminary Proxy Statement

Dear Sir or Madam:

On behalf of Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (the “Funds”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary proxy statement (“Proxy Statement”) to be used in connection with a joint special meeting of the shareholders of the Funds (the “Meeting”). The Proxy Statement consists of (i) a letter to shareholders, (ii) a notice of meeting, (iii) a proxy statement and (iv) forms of proxy.

ALPS Holdings, Inc. (“ALPS Holdings”) recently entered into a definitive agreement with DST Systems, Inc. (“DST”) whereby ALPS Holdings will merge with a wholly-owned subsidiary of DST (the “Transaction”). ALPS Holdings is the parent company of ALPS Advisors, Inc. (“AAI”), the manager for each Fund. The Transaction will constitute a change in control of AAI. Accordingly, the Meeting will be held for the shareholders of each Fund to consider the following two proposals:

1. To approve a new Fund Management Agreement between the Fund and AAI to become effective upon the closing of the Transaction (the “Closing”);

2. To approve new Portfolio Management Agreements for the Fund with AAI and each of the Fund’s current Portfolio Managers listed below to become effective upon the Closing:

Equity Fund Portfolio Managers

2a.  Cornerstone Capital Management, Inc.

2b.  Matrix Asset Advisers, Inc.

2c.  Pzena Investment Management, LLC

2d.  Schneider Capital Management Corporation

2e.  TCW Investment Management Company

U.S. Securities and Exchange Commission

August 8, 2011

Growth Fund Portfolio Managers

2a.  TCW Investment Management Company

2b.  M.A. Weatherbie & Co., Inc.

Please contact me at (202) 778-9286 or Kathy K. Ingber at (202) 778-9015 with any questions or comments you may have on this filing. Thank you for your attention to this matter.

Sincerely,

/s/ Jennifer R. Gonzalez

Jennifer R. Gonzalez

Enclosures